WinWater Mortgage Loan Trust 2015-5
Mortgage Pass-Through Certificates, Series 2015-5
Sample Mortgage Loan Agreed-Upon Procedures

Report To:
WinWater Home Mortgage, LLC
WinWater Residential Funding LLC
Merrill Lynch, Pierce, Fenner & Smith Incorporated
Credit Suisse Securities (USA) LLC
Raymond James & Associates, Inc.

23 September 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures
WinWater Home Mortgage, LLC WinWater Residential Funding LLC 712 Fifth Avenue New York, New York 10019	Credit Suisse Securities (USA) LLC 11 Madison Avenue New York, New York 10010
Merrill Lynch, Pierce, Fenner & Smith Incorporated One Bryant Park, 11th Floor New York, New York 10036	Raymond James & Associates, Inc. 880 Carillon Parkway St. Petersburg, Florida 33716
Re: WinWater Mortgage Loan Trust 2015-5 Mortgage Pass-Through Certificates, Series 2015-5 (the “Certificates”) Sample Mortgage Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist WinWater Residential Funding LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of fixed rate mortgage loans (the “Mortgage Loans”) relating to the WinWater Mortgage Loan Trust 2015-5 securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, WinWater Home Mortgage, LLC (the “Sponsor”), on behalf of the Depositor, provided us with:
a.	Electronic data files labeled:
i.
“WIN 15-5 Loan List.xlsx” (the “Preliminary Loan Listing Data File”) which the Sponsor, on behalf of the Depositor, indicated contains a list of identification numbers (the “WinWater Loan Numbers”) corresponding to a pool of mortgage loans (the “Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans and

ii.
“WIN 15-5 ASF 09-09-2015.xlsx” (the “Preliminary Data File,” together with the Preliminary Loan Listing Data File, the “Preliminary Data Files”) which the Sponsor, on behalf of the Depositor, indicated contains information on the Preliminary Mortgage Loans as of 1 September 2015 (the “Cut-off Date”),

b.	Imaged copies of the:
i.	Promissory note and prepayment penalty rider (collectively, the “Promissory Note”),
ii.	Loan application (the “Loan Application”),
iii.	Request for verification of rent or mortgage document or Lender’s checklist document (collectively, the “Lender’s Summary”),
iv.	Appraisal report (the “Appraisal”),
v.	Collateral desktop analysis report (the “CDA Report”),
vi.	Construction contract (the “Construction Contract”),
vii.	Settlement statement (the “Settlement Statement”),
viii.	Underwriting summary and underwriting findings report (collectively, the “Underwriting Summary”),
ix.	Credit report (the “Credit Report”) and/or
x.
Subordinate lien document (the “Subordinate Lien Document,” together with the Promissory Note, Loan Application, Lender’s Summary, Appraisal, CDA Report, Construction Contract, Settlement Statement, Underwriting Summary and Credit Report, the “Source Documents”)

relating to the Sample Mortgage Loans (as defined in Attachment A),
c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File, which are listed on Exhibit 1 to Attachment A and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Preliminary Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any further procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Preliminary Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Mortgage Loans or Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:

i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

23 September 2015

Attachment A

Procedures performed and our associated findings

1.
As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 294 Preliminary Mortgage Loans (the “Sample Mortgage Loans”) from the Preliminary Loan Listing Data File.  For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for the instructions or methodology they provided for the selection of the Sample Mortgage Loans from the Preliminary Loan Listing Data File.

2.
For each mortgage loan on the Preliminary Loan Listing Data File and the Preliminary Data File, we compared the WinWater Loan Number of each mortgage loan, as shown on the Preliminary Loan Listing Data File to the corresponding WinWater Loan Number on the Preliminary Data File and noted that:

a.	All of the Preliminary Mortgage Loans were included on both the Preliminary Loan Listing Data File and the Preliminary Data File and
b.	No mortgage loans other than the Preliminary Mortgage Loans were included on the Preliminary Loan Listing Data File or the Preliminary Data File.

For each Sample Mortgage Loan on the Preliminary Data File, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents subject to the qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes on Exhibit 1 to Attachment A.  The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A.  Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A Page 1 of 5

Sample Characteristics and Source Documents

Sample Characteristic	Source Document(s)	Notes
WinWater Loan Number	Promissory Note	i.
Original principal balance	Promissory Note
Original interest rate	Promissory Note
Current monthly payment	Promissory Note
First payment date	Promissory Note
Maturity date	Promissory Note
Original term to maturity	(a)Promissory Note or (b)Promissory Note and recalculation	ii.
Property state	Promissory Note
Property zip code	Promissory Note
Prepayment charge term	Promissory Note
Interest only term	Promissory Note
Occupancy status	Loan Application
Appraisal value	(a)Appraisal, (b)CDA Report or (c)Construction Contract and recalculation	iii., iv., v.
Sale price (if applicable)	Settlement Statement
Loan purpose	(a)Loan Application, (b)Lender’s Summary or (c)Promissory Note, Settlement Statement and recalculation	vi.
Property type	Appraisal
Junior lien balance	(a)Underwriting Summary, Credit Report or Subordinate Lien Document or (b)Loan Application	vii., viii.

Exhibit 1 to Attachment A Page 2 of 5

Sample Characteristic	Source Document(s)	Notes
Original loan-to-value ratio	Recalculation	viii.
Combined loan-to-value ratio	Recalculation	ix.

Notes:

i.	For identification purposes only.

ii.
For Sample Mortgage Loans which do not have the original term to maturity specifically stated on the Promissory Note, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original term to maturity Sample Characteristic using the first payment date and maturity date of the Sample Mortgage Loan, both as shown on the Promissory Note.

iii.
For each Sample Mortgage Loan (except for WinWater Loan Numbers 1008070 and 1010295), the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal as the Source Document for the purpose of comparing the appraisal value Sample Characteristic.  Additionally, for each Sample Mortgage Loan with more than one Appraisal, the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal with the lowest appraisal value as the Source Document.

iv.
For WinWater Loan Number 1008070, the Sponsor, on behalf of the Depositor, instructed us to use the CDA Report as the Source Document for the purpose of comparing the appraisal value Sample Characteristic.

v.	For WinWater Loan Number 1010295, the Sponsor, on behalf of the Depositor, instructed us to recalculate the appraisal value Sample Characteristic by summing:
(a)	The total construction costs and
(b)	The purchase price,
both as shown on the Construction Contract.

vi.
For each Sample Mortgage Loan that has a loan purpose of “6 - First Time Home Purchase” or “7 - Other-than-first-time-Home Purchase,” as shown on the Preliminary Data File (each, a “Purchase Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use the Loan Application as the Source Document for the purpose of comparing the loan purpose Sample Characteristic.

For each Sample Mortgage Loan that has a loan purpose of “10 – Construction to Permanent,” as shown on the Preliminary Data File (each, a “Construction to Permanent Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use the Lender’s Summary as the Source Document for the purpose of comparing the loan purpose Sample Characteristic.

Exhibit 1 to Attachment A Page 3 of 5

Notes:  (continued)

vi. (continued)

For each Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan or Construction to Permanent Sample Mortgage Loan (each, a “Refinance Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to compute the “Amount to Borrower” as the difference between:
(a)	The original principal balance of the Sample Mortgage Loan, as shown on the Promissory Note, and
(b)	The sum of:
(1)	The unpaid principal balance of the previous first mortgage loan that is being refinanced with the proceeds of the Sample Mortgage Loan,
(2)
The unpaid principal balance of any secondary financing (if applicable) relating to the subject property (that is not a home equity line of credit) that is being repaid with the proceeds of the Sample Mortgage Loan and

(3)	The settlement charges relating to the Sample Mortgage Loan, all as shown on the Settlement Statement.

For each Refinance Sample Mortgage Loan (except for WinWater Loan Number 1008704), the Sponsor, on behalf of the Depositor, instructed us that for the purpose of comparing the loan purpose Sample Characteristic, we should consider the loan purpose as:
(a)
“3 ‑ Cash Out Refinance” if the Amount to Borrower is greater than or equal to the lesser of (i) $10,000 and (ii) 1% of the original principal balance of the Sample Mortgage Loan that is shown on the Promissory Note or

(b)
“9 – Rate/Term Refinance” if the Amount to Borrower is less than the lesser of (i) $10,000 and (ii) 1% of the original principal balance of the Sample Mortgage Loan that is shown on the Promissory Note.

For WinWater Loan Number 1008704, the Sponsor, on behalf of the Depositor, instructed us to use the Loan Application as the Source Document for the purpose of comparing the loan purpose Sample Characteristic.

vii.
For each Sample Mortgage Loan (except for WinWater Loan Number 2141054), the Sponsor, on behalf of the Depositor, provided one or more of the Underwriting Summary, Credit Report or Subordinate Lien Document for the purpose of comparing the junior lien balance Sample Characteristic.  The Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information on at least one such Source Document.  We performed no procedures to reconcile any differences that may exist between various Source Documents for the junior lien balance Sample Characteristic.

Notes:  (continued)

viii.
For WinWater Loan Number 2141054, the Sponsor, on behalf of the Depositor, instructed us to use the Loan Application as the Source Document for the purpose of comparing the junior lien balance Sample Characteristic.

Exhibit 1 to Attachment A Page 4 of 5

ix.	The Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan‑to‑value ratio Sample Characteristic for each Sample Mortgage Loan by:
(a)	Dividing:
(1)	The original principal balance of the Sample Mortgage Loan, as shown on the Promissory Note, by
(2)	Either:
(i)	In the case of a Purchase Sample Mortgage Loan or Construction to Permanent Sample Mortgage Loan, the lesser of (a) the appraisal value, as shown on the Appraisal (and in accordance with the methodology described in note iii. above) and (b) the sale price (if applicable), as shown on the Settlement Statement, or
(ii)	In the case of a Refinance Sample Mortgage Loan, the appraisal value, as shown on the Appraisal, CDA Report or Construction Contract (and in accordance with the methodologies described in notes iii. through v. above)
and
(b)            Rounding the value recalculated in (a) to the second decimal place (XX.XX%).

Exhibit 1 to Attachment A Page 5 of 5

Notes:  (continued)

x.	The Sponsor, on behalf of the Depositor, instructed us to recalculate the combined loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan by:
(a)	Dividing:
(1)	The sum of (i) the original principal balance of the Sample Mortgage Loan, as shown on the Promissory Note, and (ii) the junior lien balance related to such Sample Mortgage Loan (if applicable), as shown on the Underwriting Summary, Credit Report, Subordinate Lien Document or Loan Application (and in accordance with the methodologies described in notes vii. and viii. above), by
(2)            Either:
(i)	In the case of a Purchase Sample Mortgage Loan or Construction to Permanent Sample Mortgage Loan, the lesser of (a) the appraisal value, as shown on the Appraisal (and in accordance with the methodology described in note iii. above) and (b) the sale price (if applicable), as shown on the Settlement Statement, or
(ii)	In the case of a Refinance Sample Mortgage Loan, the appraisal value, as shown on the Appraisal, CDA Report or Construction Contract (and in accordance with the methodologies described in notes iii. through v. above)
and
(b)            Rounding the value recalculated in (a) to the second decimal place (XX.XX%).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

WinWater Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document or Recalculated Value

1007731	Property type	3 - Condo, Low Rise (4 or fewer stories)	4 - Condo, High Rise (5+ stories)

1008278	Property type	1 - Single Family Detached (non-PUD)	12 - 1 Family Attached

1008868	Property type	1 - Single Family Detached (non-PUD)	7 - PUD

1009278	Property type	4 - Condo, High Rise (5+ stories)	3 - Condo, Low Rise (4 or fewer stories)

1009435	Junior lien balance	$260,730.00	$750,000.00
	Combined loan-to-value ratio	36.02%	50.00%

1009693	Property type	1 - Single Family Detached (non-PUD)	7 - PUD

1009731	Property type	1 - Single Family Detached (non-PUD)	7 - PUD

1010442	Property type	1 - Single Family Detached (non-PUD)	12 - 1 Family Attached

1011148	Property type	12 - 1 Family Attached	1 - Single Family Detached (non-PUD)

2214776	Property type	1 - Single Family Detached (non-PUD)	12 - 1 Family Attached